Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2020	2019
	(Millions of yen)
Land	270,308	273,014
Buildings	1,687,921	1,658,270
Machinery and equipment	1,806,185	1,802,624
Construction in progress	37,324	77,953
Finance lease right-of-use assets	6,048	4,999

	3,807,786	3,816,860
Less accumulated depreciation	(2,770,106)	(2,727,189)

	1,037,680	1,089,671